Leases - Summary of Movement of Lease Liabilities (Detail)	12 Months Ended
Jun. 30, 2020 AUD ($)
Presentation of leases for lessee [abstract]
Balance at July 1, 2019	$ 336,090
Lease additions and modifications	0
Interest charged for the year	10,457
Disposals	0
Principle paid for the year	(77,541) [1]
Interest paid for the year	(6,295)
Foreign exchange adjustments	(328)
Balance at June 30, 2020	$ 262,383

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 15 to the financial statements • Fair value movement of warrant liability disclosed in Note 14 to the financial statements • Exercise of vested performance rights for no cash consideration disclosed in Note 20 to the financial statements